Other investments	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Other investments
Other investments

				$ million
		2017		2016
	Current	Non-current	Current	Non-current
Equity investments[a]	15	418	2	405
Other	110	827	42	628
	125	1,245	44	1,033

[a]	The majority of equity investments are unlisted.
Other non-current investments includes $662 million relating to life insurance policies in the US (2016 $628 million) which are financial assets measured at fair value through profit or loss. The fair value is determined using the higher of the amount that would be received if the policies were cashed in and discounted future cash flows that would be received on maturity of the policies. It is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs that include life expectancy, investment performance and the cost of insurance cover. The pre-tax discount rate is based on a third-party high-quality US insurance company corporate bond index.
The accounting classification of each category of financial instruments, and their carrying amounts, are set out below.

								$ million
At 31 December 2017	Note	Loans and receivables	Available- for-sale financial assets	Held-to- maturity investments	At fair value through profit or loss	Derivative hedging instruments	Financial liabilities measured at amortized cost	Total carrying amount
Financial assets
Other investments – equity shares	16	—	433	—	—	—	—	433
– other	16	—	275	—	662	—	—	937
Loans		836	—	—	—	—	—	836
Trade and other receivables	18	24,361	—	—	—	—	—	24,361
Derivative financial instruments	28	—	—	—	6,454	688	—	7,142
Cash and cash equivalents	23	21,916	2,270	1,400	—	—	—	25,586
Financial liabilities
Trade and other payables	20	—	—	—	—	—	(54,054)	(54,054)
Derivative financial instruments	28	—	—	—	(5,705)	(864)	—	(6,569)
Accruals		—	—		—	—	(5,465)	(5,465)
Finance debt	24	—	—	—	—	—	(63,230)	(63,230)
		47,113	2,978	1,400	1,411	(176)	(122,749)	(70,023)

At 31 December 2016
Financial assets
Other investments – equity shares	16	—	407	—	—	—	—	407
– other	16	—	42	—	628	—	—	670
Loans		791	—	—	—	—	—	791
Trade and other receivables	18	20,616	—	—	—	—	—	20,616
Derivative financial instruments	28	—	—	—	6,490	885	—	7,375
Cash and cash equivalents	23	21,539	1,749	196	—	—	—	23,484
Financial liabilities
Trade and other payables	20	—	—	—	—	—	(49,534)	(49,534)
Derivative financial instruments	28	—	—	—	(6,507)	(1,997)	—	(8,504)
Accruals		—	—		—	—	(5,605)	(5,605)
Finance debt	24	—	—	—	—	—	(58,300)	(58,300)
		42,946	2,198	196	611	(1,112)	(113,439)	(68,600)